Accounts receivable, net (Details 1)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 560,760	¥ 4,030,967	¥ 4,588,786
Allowance for expected credit loss	322,936	2,306,700	2,492,478
Write-off	(7,265)	(51,892)	(3,050,297)
Other changes - Deconsolidation	(108,150)	(772,505)
Exchange rate difference	16,102
Ending balance	$ 784,383	¥ 5,513,270	¥ 4,030,967